FAIR VALUE OF ASSETS AND LIABILITIES - Additional information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.70%	0.71%
Direct capitalization-initial rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	7.84	8.06
Discounted cash flow
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	11.23	11.17
Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	8.03	8.25